Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 7.9%
Chipotle Mexican Grill, Cl A *	278	$870,007
Tractor Supply	3,051	870,419
		1,740,426
Consumer Staples — 20.0%
Colgate-Palmolive	9,351	869,269
J M Smucker	7,966	889,324
McCormick	12,132	876,173
Molson Coors Beverage, Cl B	16,079	881,290
Procter & Gamble	5,296	871,404
		4,387,460
Energy — 8.0%
Occidental Petroleum	14,029	876,813
Phillips 66	6,206	881,934
		1,758,747
Financials — 7.8%
Mastercard, Cl A	1,929	862,398
Visa, Cl A	3,163	861,791
		1,724,189
Health Care — 24.0%
AbbVie	5,557	896,011
Eli Lilly	1,057	867,099
Henry Schein *	12,185	844,908
Regeneron Pharmaceuticals *	888	870,382
UnitedHealth Group	1,779	881,263
Universal Health Services, Cl B	4,767	904,778
		5,264,441
Industrials — 7.9%
3M	8,809	882,133
Westinghouse Air Brake Technologies	5,105	863,919
		1,746,052
Materials — 4.0%
Avery Dennison	3,855	877,359

Real Estate — 8.1%
Crown Castle ‡	8,745	896,363
Digital Realty Trust ‡	6,086	884,539
		1,780,902
Utilities — 12.2%
Duke Energy	8,527	883,141
FirstEnergy	22,211	894,215
Sempra	11,586	892,470
		2,669,826
Total Common Stock
(Cost $21,452,088)		21,949,402

Total Investments - 99.9%
(Cost $21,452,088)		$21,949,402

Percentages are based on net assets of $21,970,390.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

VES-QH-001-2000